Activity for Option Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Under Options outstanding, beginning balance	2,233
Shares Under Option, Granted	334
Shares Under Option, Exercised	(1,242)
Shares Under Option, Cancelled	(4)
Shares Under Option, Forfeited	(49)
Shares Under Options outstanding, ending balance	1,272
Shares Under Options, Options exercisable, ending balance	524
Weighted-Average Exercise Price of Options outstanding, beginning balance	$ 61.68
Weighted-Average Exercise Price, Granted	$ 76.03
Weighted-Average Exercise Price, Exercised	$ 53.63
Weighted-Average Exercise Price, Cancelled	$ 86.61
Weighted-Average Exercise Price, Forfeited	$ 72.72
Weighted-Average Exercise Price of Options outstanding, ending balance	$ 72.81
Weighted-Average Exercise Price, Options exercisable, ending balance	$ 69.74